Segment Reporting - Schedule of Segment Information (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
General and administrative costs	$ 8,306	$ 4,749	$ 33,892	$ 14,126	$ 9,175
U.S. Segment [Member]
Segment Reporting Information [Line Items]
General and administrative costs	$ 8,300	$ 4,700